                                                               November 20, 1995

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Rule 24f-2 Notice for Pacifica Funds Trust (formerly,"Fund Source") (Registration Statement File No. 2-92260)

Gentlemen:

     The purpose of this letter is to notify the Commission within two months of the end of the Registrant's fiscal year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

     The information required by the above-referenced rule is as follows:

1.  Fiscal year for which notice is filed:

    Year ended September 30, 1995

2. Number of shares of all classes of the Registrant's shares of beneficial interest, par value $.001 per share, which have been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold at the beginning of the fiscal year for which this notice is filed:

                                                                       Dollar
                                                         Shares        Amount
                                                         ------        ------
3.  Number of shares registered during the fiscal year
other than pursuant to Rule 24f-2:

    None                                               74,333,002   $170,190,637
                                                       ----------   ------------

4. Number and dollar amount of shares of each class of the Registrant's shares of beneficial interest, par value $.001 per share, sold during the fiscal year for which this notice is filed:*

Class of Shares of                                                    Dollar
Beneficial Interest                                   Shares          Amount
---------------------------------                     ------          ------
Pacifica The Money Market Fund                     5,790,579,654   5,790,579,654
Pacifica The Gov't Money Mkt Fund                  4,140,356,138   4,140,356,138
Pacifica The Asset Preservation Fd                     1,453,118      14,552,138
Pacifica The Balanced Fund                             1,142,667      12,967,258
Pacifica The California Tax-Free Fd                    3,248,836      33,365,984
Pacifica The Equity Value Fund                         8,141,771      98,400,380
Pacifica The Government Income Fund                    1,558,299      14,731,351
Pacifica The Short Term California Tax-Free Fund       2,817,460      27,872,575
Pacifica The Prime Money Market Portfolio          8,357,172,427   8,357,172,427
Pacifica The U. S. Treasury Portfolio             20,509,764,621  20,509,764,621
                                                 ---------------  --------------
                                                  38,816,234,991 $38,999,762,526

                                                Securities & Exchange Commission
                                                November 20, 1995
                                                Page 2

Number and dollar amount of Shares sold during
the fiscal year ended September 30, 1955 in
reliance to Rule 24f-2 (from above):               38,816,234,991    $38,999,762,526

Less definite registration under Rule 24e-2:          (74,333,002)      (170,190,637)
                                                   --------------    ---------------
Net shares and dollar amount sold pursuant
to Rule 24f-2 for year ended September 30, 1995:   38,646,044,354    $38,829,571,889
                                                   ==============    ===============
Fees are calculated as follows:

Pacifica The Money Market Fund

------------------------------
    $5,790,579,654 (the actual aggregate sale price for which the 5,790,579,654 shares reported hereunder were sold) reduced by $5,789,187,631 (the actual aggregate redemption price of 5,789,187,631 shares of the same class redeemed during the fiscal year ended September 30, 1995.)
       (Fee -                        $0.00 )

Pacifica The Government Money Market Fund

-----------------------------------------
    $4,140,356,138 (the actual aggregate sale price for which the 4,140,356,138 shares reported hereunder were sold) reduced by $4,226,851,391 (the actual aggregate redemption price of 4,226,851,391 shares of the same class redeemed during the fiscal year ended September 30, 1995.)
       (Fee -                        $0.00 )

Pacifica The Asset Preservation Fund

------------------------------------
    $14,552,138 (the actual aggregate sale price for which the 1,453,118 shares reported hereunder were sold) reduced by $69,198,805 (the actual aggregate redemption price of 6,914,010 shares of the same class redeemed during the fiscal year ended September 30, 1995.)
       (Fee -                        $0.00 )

Pacifica The Balanced Fund

--------------------------
    $12,967,258 (the actual aggregate sale price for which the 1,142,667 shares reported hereunder were sold) reduced by $40,893,687 (the actual aggregate redemption price of 3,620,386 shares of the same class redeemed during the fiscal year ended September 30, 1995.)
      (Fee -                        $0.00 )

Pacifica The California Tax-Free Fund

-------------------------------------
    $33,365,984 (the actual aggregate sale price for which the 3,248,836 shares reported hereunder were sold) reduced by $73,833,598 (the actual aggregate redemption price of 7,211,337 shares of the same class redeemed during the fiscal year ended September 30, 1995.)
      (Fee -                        $0.00 )





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                                                Securities & Exchange Commission
                                                November 20, 1995
                                                Page 3



Pacifica The Equity Value Fund (formerly, The Growth Fund)

----------------------------------------------------------
   $98,400,380 (the actual aggregate sale price for which the 8,141,771 shares reported hereunder were sold) reduced by $119,791,266 (the actual aggregate redemption price of 9,924,923 shares of the same class redeemed during the fiscal year ended September 30, 1995.)
        (Fee -                        $0.00 )


Pacifica The Government Income Fund (formerly, the Income Fund)

---------------------------------------------------------------
   $14,731,351 (the actual aggregate sale price for which the 1,558,299 shares reported hereunder were sold) reduced by $59,330,735 (the actual aggregate redemption price of 6,240,968 shares of the same class redeemed during the fiscal year ended September 30, 1995.)
        (Fee -                        $0.00 )


Pacifica The Short Term California Tax-Free Fund

------------------------------------------------
   $27,872,575 (the actual aggregate sale price for which the 2,817,460 shares reported hereunder were sold) reduced by $34,974,096 aggregate redemption price of 3,515,111 shares of the same class redeemed during the fiscal year ended September 30, 1995.)
        (Fee -                        $0.00 )

Pacifica The Prime Money Market Portfolio

-----------------------------------------
   $8,357,172,427 (the actual aggregate sale price for which the 8,357,172,427 shares reported hereunder were sold) reduced by $8,277,874,205 aggregate redemption price of 8,277,874,205 shares of the same class redeemed during the fiscal year ended September 30, 1995.)
        (Fee -                        $0.00 )

Pacifica The U. S. Treasury Portfolio

-------------------------------------
   $20,509,764,621 (the actual aggregate sale price for which the
20,509,764,621 shares reported hereunder were sold) reduced by $20,162,244,899 aggregate redemption price of 20,162,244,899 shares of the same class redeemed during the fiscal year ended September 30, 1995.)
        (Fee -                        $0.00 )

                                                Securities & Exchange Commission
                                                November 20, 1995
                                                Page 4



     In accordance with the fee calculation set forth in paragraph (c) of Rule 24f-2, no registration fee is required with this filing **.

     An opinion of counsel is enclosed herewith in accordance with Rule 24f-2
(b)(1).


                            PACIFICA FUNDS TRUST

                            /s/s Donald E. Brostrom
                            ---------------------------------------
                            Donald E. Brostrom
                            Assistant Treasurer

** The Trust wired, and the SEC received, $29,116.44 on November 17, 1995 as full payment of its Rule 24f-2 Notice for the fiscal year ended September 30, 1995. Payment was computed and paid in reliance on the then current rate of 1/50 of 1% of the Trust's net sales for the same period, without regard to previously registered shares under Rule 24e-2. With the announcement, on November 21, of the fee rate change (back to 1/29 of 1%) being retroactive to November 14, the Trust's revised fee (recognizing the higher rate and the Trust's previously registered 24e-2 shares) is $0.00, leaving a credit of $29,116.44, which the Trust will request to be refunded under separate cover.


                                          Very truly yours,

                                          PACIFICA FUNDS TRUST


                                          /s/ Donald E. Brostrom
                                          --------------------------------
                                          Donald E. Brostrom
                                          Assistant Treasurer